Other Operating Expenses - Summary of Other Operating Expenses (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Summary of Other Operating Expenses [abstract]
Regulatory costs		€ 1,021		€ 947	€ 901
Audit and non-audit services		30		26	22
IT related expenses		759		779	737
Advertising and public relations		391		402	455
External advisory fees		416		358	353
Office expenses		325		564	587
Travel and accommodation expenses		140		179	178
Contributions and subscriptions		108		91	91
Postal charges		46		54	50
Depreciation of property and equipment		551	[1]	312	319
Amortisation of intangible assets		237		209	179
Impairments and reversals on property and equipment and intangibles		59		19	18
Addition/(unused amounts reversed) of provision for reorganisations and relocations		6		4	(5)
Addition/(unused amounts reversed) of other provisions		29		(13)	167
Other		477		1,332	575
Other operating expense	[2]	€ 4,598		€ 5,262	€ 4,627

[1]	Includes depreciation expenses of right-of-use assets as recognised under IFR S 16.
[2]
1 The amounts for the period ended 31 December 2019 and 2018 have been prepared in accordance with IFRS 9. The adoption of IFRS 9 led to new presentation requirements. 2017 period amounts have not been restated. 2018 amounts in other interest income and other interest expense have been updated to improve consistency and comparability.